Related Party Disclosures - Summary of Key Management Including Board Of Directors And Executive Management Compensation Expenses (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Salaries, cash compensation and other short-term benefits	SFr 1,305	SFr 1,349	SFr 3,060	SFr 2,334
Pension	130	104	235	196
Share-based compensation expense	3,322	2,792	4,844	3,707
Total	SFr 4,757	SFr 4,245	SFr 8,139	SFr 6,237